LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Aerospace & Defense - 2.5%
Mercury Systems, Inc. (a)	3,175	$226,504

Automobiles - 1.1%
Thor Industries, Inc.	2,230	94,061

Biotechnology - 7.0%
Charles River Laboratories International, Inc. (a)	1,605	202,567
Exact Sciences Corp. (a)	2,265	131,370
Ligand Pharmaceuticals, Inc. (a)	2,080	151,258
Neogen Corp. (a)	2,055	137,664
		622,859
Building Products - 3.7%
Builders FirstSource, Inc. (a)	12,150	148,595
Trex Co., Inc. (a)	2,280	182,719
		331,314
Capital Markets - 1.5%
LPL Financial Holdings, Inc.	2,540	138,252

Chemicals - 3.5%
Compass Minerals International, Inc.	3,330	128,105
FMC Corp.	2,205	180,127
		308,232
Construction & Engineering - 1.1%
EMCOR Group, Inc.	1,620	99,338

Consumer Finance - 1.1%
FirstCash, Inc.	1,345	96,490

Electronic Equipment & Instruments - 2.9%
FLIR Systems, Inc.	3,370	107,470
Trimble, Inc. (a)	4,810	153,102
		260,572
Food Products - 2.7%
Freshpet, Inc. (a)	3,810	243,345

Health Care Equipment & Supplies - 4.3%
PRA Health Sciences, Inc. (a)	2,115	175,630
STAAR Surgical Co. (a)	6,400	206,464
		382,094
Health Care Providers & Services - 4.1%
HealthEquity, Inc. (a)	3,150	159,358
Omnicell, Inc. (a)	3,100	203,298
		362,656
Health Care Technology - 3.2%
Teladoc Health, Inc. (a)	1,850	286,769

Hotels, Restaurants & Leisure - 3.5%
Planet Fitness, Inc. - Class A (a)	2,970	144,639
Wingstop, Inc.	2,055	163,783
		308,422
Insurance - 3.0%
The Hanover Insurance Group, Inc.	1,730	156,704
NMI Holdings, Inc. - Class A (a)	9,920	115,171
		271,875
Internet Software & Services - 1.1%
Euronet Worldwide, Inc. (a)	1,135	97,292

IT Consulting & Services - 1.2%
LiveRamp Holdings, Inc. (a)	3,135	103,204

Leisure Equipment & Products - 3.2%
Pool Corp.	1,450	285,316

Machinery - 4.7%
Colfax Corp. (a)	6,725	133,155
IDEX Corp.	885	122,227
Rexnord Corp.	7,220	163,678
		419,060
Marine - 1.0%
Kirby Corp. (a)	1,955	84,984

Media & Entertainment - 5.2%
Live Nation Entertainment, Inc. (a)	2,980	135,471
Nexstar Media Group, Inc. - Class A	2,635	152,119
Pinterest, Inc. - Class A (a)	11,580	178,795
		466,385
Metals & Mining - 1.9%
Reliance Steel & Aluminum Co.	1,985	173,866

Pharmaceuticals - 2.8%
Horizon Therapeutics PLC (a)(b)	8,565	253,695

Real Estate Development - 1.6%
FirstService Corp. (b)	1,815	139,973

Real Estate Investment Trusts - 4.5%
American Campus Communities, Inc.	3,095	85,886
First Industrial Realty Trust, Inc.	5,190	172,464
PotlatchDeltic Corp.	4,635	145,493
		403,843
Software - 12.0%
ACI Worldwide, Inc. (a)	3,595	86,819
Appian Corp. (a)	2,540	102,184
Fair Isaac Corp. (a)	605	186,153
Five9, Inc. (a)	2,235	170,888
Guidewire Software, Inc. (a)	1,875	148,706
Mimecast Ltd. (a)(b)	3,295	116,314
Proofpoint, Inc. (a)	1,585	162,605
RealPage, Inc. (a)	1,765	93,421
		1,067,090
Software & Services - 5.9%
Akamai Technologies, Inc. (a)	1,600	146,384
Coupa Software, Inc. (a)	1,655	231,253
Envestnet, Inc. (a)	2,705	145,475
		523,112
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co.	980	68,375

Thrifts & Mortgage Finance - 1.2%
Home BancShares, Inc.	8,575	102,814

Trading Companies & Distributors - 2.2%
Watsco, Inc.	1,260	199,118

TOTAL COMMON STOCKS
(Cost $8,166,141)		8,420,910

SHORT-TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.43% (c)	271,285	271,285
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.22% (c)	212,854	212,854

TOTAL SHORT-TERM INVESTMENTS
(Cost $484,139)		484,139

Total Investments - 100.0%
(Cost $8,650,280)		8,905,049
Other Assets in Excess of Liabilities - 0.0%		4,112
TOTAL NET ASSETS - 100.0%		$8,909,161

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$8,420,910	$–	$–	$8,420,910
Money Market Funds	484,139	–	–	484,139
Total Investments	$8,905,049	$–	$–	$8,905,049